FLOW THROUGH PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2019
Flow Through Premium Liability [Abstract]
FLOW THROUGH PREMIUM LIABILITY [Text Block]

7. FLOW THROUGH PREMIUM LIABILITY

The flow-through premium liability balance as at December 31, 2019 of $89,775 (December 31, 2018 - Nil) arose in connection with the flow-through share offering the Company completed on May 17, 2019. The reported amount is the remaining balance of the premium from issuing the flow-through shares.  The flow-through premium liability will be de-recognized with a recovery in the statement of loss pro-rata with the amount of qualifying flow-through expenditures that are incurred by the Company.

The Company is committed to incurring on or before December 31, 2020 qualifying Canadian exploration expenses as defined under the Income Act, Canada ("Qualifying CEE") in the amount of $3,354,300 with respect to the flow-through share financing completed on May 17, 2019. None of the Qualifying CEE will be available to the Company for future deduction from taxable income.

As at December 31, 2019, the Company had incurred approximately $3,009,300 of Qualifying CEE and accordingly, recognized flow-through premium recoveries of $767,435 during the year ended December 31, 2019 (2018 - Nil).